UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

8925 South Kostner Avenue
Hometown, IL  60456
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
8925 South Kostner Avenue
Hometown, IL  60456
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2024

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

Semi-Annual
Report

November 30, 2023
(Unaudited)

Trading Symbol: IMANX

IMAN FUND
EXPENSE EXAMPLE
November 30, 2023 (Unaudited)

As a shareholder of the Iman Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/2023 - 11/30/2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, (doing business as U.S. Bank Global Fund Services), the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/23	11/30/23	6/1/23 - 11/30/23*
Actual	$1,000.00	$1,067.90	$6.72
Hypothetical (5% return before expenses)	1,000.00	1,018.50	6.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2023 (Unaudited)

IMAN FUND

Total Rate of Return
For the Period November 30, 2013 to November 30, 2023
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2013 and held through November 30, 2023.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure stock markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2023	Months**	Year	Years	Years
Iman Fund	6.79%	16.29%	8.10%	9.77%
Dow Jones Islamic Market World Index*	7.71%	15.24%	11.38%	9.49%
*
The Dow Jones Islamic Market World Index is a compilation of various country-level benchmark indexes considered by Dow Jones to be in compliance with Islamic principles. The index provides a definitive standard for measuring stock market performance for Islamic investors on a global basis, in accordance with Dow Jones Indexes’ established index methodology.

**	Not Annualized.

The Fund’s gross expense ratio, per the Fund’s prospectus dated September 30, 2023 was 1.35%.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)
(Classifications are based on the North American Industry Classification System)

	Shares	Value
COMMON STOCKS - 99.3%

AGRICULTURE, CONSTRUCTION, AND MINING MACHINERY MANUFACTURING - 0.6%
Toro Co.	10,900	$904,700

APPAREL ACCESSORIES AND OTHER APPAREL MANUFACTURING - 1.1%
Deckers Outdoor Corp.(a)	2,520	1,673,204

ARCHITECTURAL, ENGINEERING, AND RELATED SERVICES - 0.6%
Exponent, Inc.	12,800	985,088

AUDIO AND VIDEO EQUIPMENT MANUFACTURING - 1.1%
Dolby Laboratories, Inc. - Class A	19,200	1,653,696

BASIC CHEMICAL MANUFACTURING - 1.1%
Linde PLC	4,075	1,686,113

CLOTHING STORES - 2.1%
Ross Stores, Inc.	21,535	2,807,733
TJX Cos., Inc.	5,900	519,849
		3,327,582

COMMUNICATIONS EQUIPMENT MANUFACTURING - 8.5%
Apple, Inc.	65,370	12,417,032
QUALCOMM, Inc.	6,390	824,629
		13,241,661

COMPUTER AND PERIPHERAL EQUIPMENT MANUFACTURING - 3.8%
Cisco Systems, Inc.	74,400	3,599,472
Super Micro Computer, Inc.(a)	8,450	2,310,821
		5,910,293

COMPUTER SYSTEMS DESIGN AND RELATED SERVICES - 6.2%
Alphabet, Inc. - Class C(a)	10,585	1,417,543
Alphabet, Inc. - Class A(a)	42,315	5,608,007
Aspen Technology, Inc.(a)	2,415	454,648
Cognizant Technology Solutions Corp. - Class A	5,100	358,938
EPAM Systems, Inc.(a)	3,075	793,934
PDF Solutions, Inc.(a)	18,000	539,820
ServiceNow, Inc.(a)	755	517,734
		9,690,624

CUT AND SEW APPAREL MANUFACTURING - 1.5%
Cintas Corp.	3,650	2,019,362
Lululemon Athletica, Inc.(a)	750	335,100
		2,354,462

DATA PROCESSING, HOSTING, AND RELATED SERVICES - 0.3%
Automatic Data Processing, Inc.	2,055	472,486

DRUGS AND DRUGGISTS’ SUNDRIES MERCHANT WHOLESALERS - 1.1%
Roche Holding AG - ADR	49,000	1,650,810

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023 (Unaudited)
(Classifications are based on the North American Industry Classification System)

	Shares	Value
ELECTRICAL EQUIPMENT MANUFACTURING - 0.7%
Franklin Electric Co., Inc.	12,000	$1,068,000

FOOTWEAR MANUFACTURING - 1.0%
NIKE, Inc. - Class B	12,190	1,344,191
Skechers USA, Inc. - Class A(a)	3,700	217,967
		1,562,158

FREIGHT TRANSPORTATION ARRANGEMENT - 0.7%
Expeditors International of Washington, Inc.	3,400	409,156
JB Hunt Transport Services, Inc.	3,780	700,321
		1,109,477

GASOLINE STATIONS - 0.2%
Magnolia Oil & Gas Corp. - Class A	13,300	285,950

GENERAL FREIGHT TRUCKING - 1.6%
Old Dominion Freight Line, Inc.	6,370	2,478,312

INDUSTRIAL MACHINERY MANUFACTURING - 3.8%
Applied Materials, Inc.	4,800	718,944
ASML Holding NV	4,485	3,066,664
Axcelis Technologies, Inc.(a)	6,380	792,906
Kadant, Inc.	5,080	1,323,950
		5,902,464

MEDICAL EQUIPMENT AND SUPPLIES MANUFACTURING - 3.4%
Edwards Lifesciences Corp.(a)	2,225	150,655
Intuitive Surgical, Inc.(a)	1,480	460,043
Johnson & Johnson	24,850	3,843,301
Merit Medical Systems, Inc.(a)	8,500	608,260
ResMed, Inc.	1,155	182,178
		5,244,437

METAL ORE MINING - 2.2%
Alamos Gold, Inc. - Class A	58,000	858,980
Franco-Nevada Corp.	12,300	1,378,830
Wheaton Precious Metals Corp.	24,665	1,206,118
		3,443,928

METALWORKING MACHINERY MANUFACTURING - 0.1%
Lincoln Electric Holdings, Inc.	1,175	232,721

MISCELLANEOUS DURABLE GOODS MERCHANT WHOLESALERS - 1.7%
Pool Corp.	7,780	2,702,150

MOTOR VEHICLE AND MOTOR VEHICLE PARTS AND
SUPPLIES MERCHANT WHOLESALERS - 0.2%
Copart, Inc.(a)	5,400	271,188

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023 (Unaudited)
(Classifications are based on the North American Industry Classification System)

	Shares	Value
MOTOR VEHICLE MANUFACTURING - 2.3%
Federal Signal Corp.	19,500	$1,344,330
Tesla, Inc.(a)	9,565	2,296,365
		3,640,695

MOTOR VEHICLE PARTS MANUFACTURING - 0.3%
Visteon Corp.(a)	3,550	421,279

NAVIGATIONAL, MEASURING, ELECTROMEDICAL, AND
CONTROL INSTRUMENTS MANUFACTURING - 2.8%
Danaher Corp.	6,700	1,496,177
IDEXX Laboratories, Inc.(a)	2,365	1,101,664
Onto Innovation, Inc.(a)	8,570	1,208,456
Transcat, Inc.(a)	5,230	512,435
		4,318,732

NURSING CARE FACILITIES (SKILLED NURSING FACILITIES) - 0.4%
Ensign Group, Inc.	6,500	695,955

OIL AND GAS EXTRACTION - 1.5%
BHP Group Ltd. - ADR	27,100	1,652,016
EOG Resources, Inc.	3,650	449,206
Pioneer Natural Resources Co.	1,330	308,081
		2,409,303

OTHER FINANCIAL INVESTMENT ACTIVITIES - 1.1%
Chemed Corp.	3,150	1,786,050

OTHER FOOD MANUFACTURING - 0.2%
J & J Snack Foods Corp.	1,870	307,709

OTHER GENERAL PURPOSE MACHINERY MANUFACTURING - 1.9%
Mettler-Toledo International, Inc.(a)	1,385	1,512,323
Nordson Corp.	6,125	1,441,458
		2,953,781

OTHER INFORMATION SERVICES - 4.7%
CoStar Group, Inc.(a)	22,715	1,886,254
Meta Platforms, Inc. - Class A(a)	16,700	5,463,405
		7,349,659

PETROLEUM AND COAL PRODUCTS MANUFACTURING - 5.1%
Chevron Corp.	19,200	2,757,120
Exxon Mobil Corp.	50,200	5,157,548
		7,914,668

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023 (Unaudited)
(Classifications are based on the North American Industry Classification System)

	Shares	Value
PHARMACEUTICAL AND MEDICINE MANUFACTURING - 8.0%
Abbott Laboratories	14,405	$1,502,297
Eli Lilly & Co.	4,080	2,411,443
Lantheus Holdings, Inc.(a)	3,800	272,156
Moderna, Inc.(a)	3,100	240,870
Novo Nordisk AS - ADR	43,000	4,379,120
Regeneron Pharmaceuticals, Inc.(a)	1,090	897,953
Vertex Pharmaceuticals, Inc.(a)	1,300	461,253
West Pharmaceutical Services, Inc.	6,535	2,292,217
		12,457,309

RESTAURANTS AND OTHER EATING PLACES - 0.9%
Chipotle Mexican Grill, Inc.(a)	115	253,259
Manhattan Associates, Inc.(a)	4,600	1,026,030
Veralto Corp.(a)	2,233	172,499
		1,451,788

SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING - 9.7%
Advanced Micro Devices, Inc.(a)	8,700	1,054,092
Analog Devices, Inc.	4,350	797,703
FormFactor, Inc.(a)	13,700	514,846
Lam Research Corp.	1,240	887,741
Monolithic Power Systems, Inc.	2,675	1,467,826
NVIDIA Corp.	8,255	3,860,863
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	52,800	5,137,968
Texas Instruments, Inc.	5,315	811,654
Vicor Corp.(a)	17,100	625,347
		15,158,040

SERVICES TO BUILDINGS AND DWELLINGS - 0.2%
Rollins, Inc.	7,300	297,402

SHOE STORES - 0.5%
Boot Barn Holdings, Inc.(a)	11,400	835,392

SOAP, CLEANING COMPOUND, AND TOILET PREPARATION MANUFACTURING - 2.4%
Inter Parfums, Inc.	8,125	1,016,925
Procter & Gamble Co.	18,300	2,809,416
		3,826,341

SOFTWARE PUBLISHERS - 12.0%
Adobe, Inc.(a)	1,915	1,170,084
ANSYS, Inc.(a)	4,010	1,176,374
Cadence Design Systems, Inc.(a)	4,590	1,254,309
Intuit, Inc.	950	542,887
Microsoft Corp.	30,745	11,649,588
Salesforce, Inc.(a)	6,490	1,634,831
Shopify, Inc. - Class A(a)	8,100	589,842
Tyler Technologies, Inc.(a)	1,660	678,674
		18,696,589

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023 (Unaudited)
(Classifications are based on the North American Industry Classification System)

	Shares	Value
SUPPORT ACTIVITIES FOR MINING - 0.8%
Rio Tinto PLC - ADR	13,100	$905,079
SSR Mining, Inc.	30,500	359,900
		1,264,979

WAREHOUSING AND STORAGE - 0.9%
Landstar System, Inc.	8,185	1,413,140
TOTAL COMMON STOCKS (Cost $124,935,962)		155,050,315

TOTAL INVESTMENTS - 99.3% (Cost $124,935,962)		$155,050,315
Other Assets in Excess of Liabilities - 0.7%		1,128,972
TOTAL NET ASSETS - 100.0%		$156,179,287

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $124,935,962)	$155,050,315
Cash	1,099,873
Receivable for capital shares sold	28,651
Dividends receivable	194,452
Other assets	26,830
Total Assets	156,400,121

Liabilities:
Payable to Adviser (Note 3)	124,776
Payable for capital shares redeemed	16,022
Payable for professional fees	7,002
Payable for Trustee fees	5,194
Accrued fund administration & fund accounting expense	32,479
Accrued expenses and other liabilities	35,361
Total Liabilities	220,834
Net Assets	$156,179,287

Net assets consist of:
Paid-in capital	$141,596,826
Total distributable earnings	14,582,461
Net Assets	$156,179,287

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,256,102
Net asset value, redemption price and offering price per share	$12.74

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2023 (Unaudited)

Investment income:
Dividend income (Net of foreign withholding tax of $17,334)	$799,882
Total investment income	799,882

Expenses:
Advisory fees (Note 3)	764,807
Administration fees	85,151
Transfer agent fees and expenses	54,330
Legal fees	25,353
Fund accounting fees	23,962
Federal and state registration fees	15,009
Trustees' fees and related expenses	9,700
Custody fees	9,112
Audit fees	7,502
Reports to shareholders	2,944
Other expenses	918
Total expenses	998,788
Net investment loss	(198,906)

Realized and unrealized gain (loss) on investments:
Net realized loss from security transactions	(1,016,841)
Change in net unrealized appreciation on investments	11,144,977
Realized and unrealized loss on investments	10,128,136
Net decrease in net assets from operations	$9,929,230

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2023	Year Ended
	(Unaudited)	May 31, 2023
From operations:
Net investment loss	$(198,906)	$(328,316)
Net realized gain(loss) on investments	(1,016,841)	(13,777,851)
Change in net unrealized appreciation (depreciation) on investments	11,144,977	24,672,576
Net decrease in net assets from operations	9,929,230	10,566,409

Net decrease in net assets resulting from distributions paid	—	(1,816,367)

From capital share transactions:
Proceeds from sale of shares	4,711,994	10,488,168
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,785,279
Payments for shares redeemed	(7,316,622)	(11,833,619)
Net increase (decrease) in net assets from capital share transactions	(2,604,628)	439,828

Total decrease in net assets	7,324,602	9,189,870

Net assets:
Beginning of period	148,854,685	139,664,815
End of period	$156,179,287	$148,854,685

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,
	2023		Year Ended May 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.93		$11.21	$15.73	$11.63	$12.76	$13.96

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.02)		(0.03)	(0.10)	(0.13)	(0.05)	(0.06)
Net realized and unrealized
gains (loss) on investments	0.83		0.90	(1.41)	4.65	0.56	0.21
Total from investment operations	0.81		0.87	(1.51)	4.52	0.51	0.15

Less distributions paid:
From net investment income	—		—	—	—	—	—
From net realized gain on investments	—		(0.15)	(3.01)	(0.42)	(1.64)	(1.35)
Total distributions paid	—		(0.15)	(3.01)	(0.42)	(1.64)	(1.35)

Net asset value, end of period	$12.74		$11.93	$11.21	$15.73	$11.63	$12.76

Total return (loss)	6.79	%(2)	7.93%	(14.19)%	38.85%	2.50%	2.72%

Net assets at end of period (000’s)	$156,179		$148,855	$139,665	$154,638	$115,345	$114,861

Ratio of expenses to average net assets	1.30	%(3)	1.35%	1.28%	1.29%	1.33%	1.34%

Ratio of net investment income (loss)
to average net assets	(0.26	)%(3)	(0.24)%	(0.77)%	(0.93)%	(0.40)%	(0.48)%

Portfolio turnover rate	9.22	%(2)	71.9%	114.5%	106.6%	95.4%	89.4%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.
(2)	Not Annualized.
(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2023 (Unaudited)

1.	Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc. (the “Adviser”), a Delaware corporation, serves as the investment adviser to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose prices the Fund’s Adviser anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Adviser in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at fair value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the period ended November 30, 2023.

•
Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under direction of the Board of Trustees.  The Fund did not hold any such securities during the period ended November 30, 2023.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2023

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities the Fund has the ability to access.

Level 2 -
Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2023 (Unaudited)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$155,050,315	$—	$—	$155,050,315
Total*	$155,050,315	$—	$—	$155,050,315

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

The Fund did not hold any investments during the period ended November 30, 2023 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2023, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2020 through May 31, 2023.

As of May 31, 2023, the tax cost of investments and the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments	$129,216,324
Gross tax unrealized appreciation	$26,887,102
Gross tax unrealized depreciation	(8,225,299)
Net tax unrealized depreciation	18,661,803
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Other accumulated losses	(13,704,957)
Total accumulated losses	$4,956,846

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses relating to wash sale transactions.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2023 (Unaudited)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2023, the Fund did not defer any post-October capital losses.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

Year Ended
May 31, 2023
Ordinary income	$—
Long-term capital gains	$1,816,367

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book to tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

For the fiscal year ended May 31, 2023, total distributable earnings was increased by $749,599 and paid-in capital was decreased by $749,599 resulting from such reclassification. This reclassification was due to net operating losses.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Subsequent Events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. For the period noted above, there were no such events or transactions.

Ukraine/Russia War: On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

Israel-Hamas Conflict Risk: The U.S.-designated terrorist group Hamas attacked Israel on October 7, 2023, resulting in an ensuing war in the region. Current hostilities and the potential for future hostilities may diminish the value, or cause significant volatility in the share price, of companies based in or having significant operations in Israel. The Israeli securities market may be closed for extended periods of time or trading on the Israeli securities market may be suspended altogether. How long the armed conflict and related events will last cannot be predicted.

3.	Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2023 (Unaudited)

For the six months ended November 30, 2023, the Fund had advisory expenses of $764,807 and as of November 30, 2022, the Fund had $124,776 payable to the Adviser.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”), a subsidiary of Foreside Financial Group, LLC.  Fees for such distribution services are paid to the Distributor by the Adviser.

4.	Capital Share Transactions

Capital Share Transactions of the Fund for the period ended November 30, 2023, were as follows:

	Amount	Shares
Shares sold	$4,711,994	373,631
Shares reinvested	—	—
Shares redeemed	(7,316,622)	(592,292)
Net Increase	$(2,604,629)	(218,661)

Shares Outstanding
Beginning of period		12,474,682
End of period		12,256,021

Capital Share Transactions of the Fund for the year ended May 31, 2023, were as follows:

	Amount	Shares
Shares sold	$10,488,168	938,942
Shares reinvested	1,785,279	170,351
Shares redeemed	(11,833,619)	(1,088,869)
Net Increase	$439,828	20,424

Shares Outstanding
Beginning of year		12,454,258
End of year		12,474,682

5.	Securities Transactions

During the period ended November 30, 2023, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $74,043,158 and $76,218,971, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 (“1940 Act”). As of November 30, 2023, the North American Islamic Trust (“NAIT”) held 47.84% of the Fund. NAIT is the parent company of the Adviser.

IMAN FUND
SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the Trustees and Officers of the Fund is set forth below. Each trustee will serve until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (877) 417-6161 or writing to Iman Fund, c/o Allied Asset Advisors, Inc., 8925 South Kostner Avenue, Hometown, IL 60456.

Other
	Position/Term			Directorships
	of Office and			Held by Trustee
Name, Year of	Length of Time	Principal Occupations	No. of Funds	During the Past
Birth and Address	Served Complex	During the Past Five Years	Overseen	Five Years
Independent Trustees
Abdalla Idris Ali	Independent Trustee,	2017 to present – Senior Community and	1	None
Year of birth: 1949	indefinite term,	Religious Advisor of “ISNA Canada”.
8925 S. Kostner Avenue	since 2000
Hometown, IL 60456
Mohammed Kaiseruddin	Independent Trustee,	Retired. 1973 to 2017 –	1	None
Year of birth: 1944	indefinite term,	Nuclear Engineer,
8925 S. Kostner Avenue	since 2000;	Sargent & Lundy.
Hometown, IL 60456	Chairperson since 2006
Muhammad M. Kudaimi	Independent Trustee,	1988 to present –	1	None
Year of birth: 1956	indefinite term,	Medical Doctor.
8925 S. Kostner Avenue	since 2009
Hometown, IL 60456
Interested Trustee
Bassam Osman(1)(2)	Trustee,	1980 to present – Medical Doctor;	1	None
Year of birth: 1950	indefinite term,	2000 to present – Portfolio
8925 S. Kostner Avenue	since 2000	Manager to the Fund.
Hometown, IL 60456
Officers
Bassam Osman(1)(2)	President	(See Above.)	1	N/A
Year of birth: 1950	since 2000
8925 S. Kostner Avenue
Hometown, IL 60456
Mohamad Nasir	Interim Chief	General Manager of Allied	1	N/A
Year of birth: 1966	Compliance Officer	Asset Advisors since May, 2011.
8925 S. Kostner Avenue	and Secretary
Hometown, IL 60456	since 2022
Salah Obeidallah	Treasurer	President of Allied Asset	1	N/A
Year of birth: 1956	since 2022	Advisors since June, 2015;
8925 S. Kostner Avenue		Executive Director of NAIT
Hometown, IL 60456		March, 2015 – September, 2022.

(1)	This Trustee is deemed to be an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his affiliation with the Adviser.
(2)	Dr. Osman serves on the Board of Trustees of NAIT, which is an affiliate of the Fund.

IMAN FUND
ADDITIONAL INFORMATION (Unaudited)
November 30, 2023

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT will be available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”).

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

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INVESTMENT ADVISER
Allied Asset Advisors, Inc.
Hometown, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
Milwaukee, Wisconsin

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bank Global Fund Services
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
Kirkland & Ellis LLP
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Quasar Distributors, LLC is the Distributor for the Fund.

Investment Advisor
AAA
Allied Asset Advisors, Inc.
8925 South Kostner Avenue
Hometown, IL 60456
(630) 789-0453
1-877-417-6161

www.investaaa.com

IF-SEMI1123

(b) Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By           /s/Bassam Osman
Bassam Osman, President

Date       February 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/Bassam Osman
Bassam Osman, President

Date       February 5, 2024

By           /s/Salah Obeidallah
Salah Obeidallah, Treasurer

Date       February 5, 2024